February 3, 2020

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:	Vanguard Horizon Funds (the "Trust")
File No. 33-56443

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Laura J. Merianos

Principal, Funds, Finance & Governance

The Vanguard Group, Inc.

cc: Lisa N. Larkin

U.S. Securities & Exchange Commission